OPERATING LEASES	12 Months Ended
Dec. 31, 2019
OPERATING LEASES
OPERATING LEASES

10.  OPERATING LEASES

The Group entered into various operating lease agreements for offices space. The remaining lease terms ranges from 0.02 to 2.69 years. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The following table presents the operating lease related assets and liabilities recorded on the Group's consolidated balance sheet.

	As of	As of
	December 31,	December 31,
	2019	2019
	RMB	US$
Right-of-use assets	36,607	5,258

Operating lease liabilities - current	16,672	2,395
Operating lease liabilities – non-current	31,675	4,550
Total operating lease liabilities	48,347	6,945

On January 1, 2019, the Group adopted the provisions of ASC 842 using the modified retrospective method and elected not to apply ASC 842 to arrangements with lease terms of 12 month or less. For the year ended December 31, 2019, the Group had operating lease costs of RMB20,530 (US$2,949) and short-term lease costs of RMB8,627 (US$1,239). Cash paid for amounts included in the measurement of operating lease liabilities was RMB17,175 (US$2,467) for the year ended December 31, 2019. As of December 31, 2019, the weighted average remaining lease term was 2.52 years and the weighted average discount rate was 6.175%.

During the years ended December 31, 2017 and 2018, the Group incurred total operating lease expenses of approximately RMB28,695 and RMB35,144, respectively.

The following table summarizes the maturity of operating lease liabilities as of December 31, 2019:

	Operating leases
	RMB	US$
2020	19,206	2,759
2021	19,446	2,793
2022	14,009	2,012
Thereafter	—	—
Total	52,661	7,564
Less: imputed interest	(4,314)	(619)
Present value of lease liabilities	48,347	6,945